UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23475

ALTSHARES TRUST

(exact name of registrant as specified in charter)

104 Fifth Avenue, 9th Floor, New York, NY 10011

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

104 Fifth Avenue

9th Floor

New York, NY 10011

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-955-1607

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Shareholders.

(a)         Report pursuant to Rule 30e-1.

TABLE OF CONTENTS

AltShares Event-Driven ETF EVNT

AltShares Merger Arbitrage ETF ARB

Ticker: EVNT

AltShares Event-Driven ETF

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report

November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the AltShares Event-Driven ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund, including updated performance information, at www.altsharesetfs.com/evnt. You can also request this information by contacting us at 1-855-955-1607.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
AltShares Event-Driven ETF	$75	1.45%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$8,961,862
Number of Portfolio Holdings	132
Portfolio Turnover RateFootnote Reference**	214%
Footnote	Description
Footnote**	Not annualized.

What did the Fund invest in?

The Fund invested primarily in the equity and debt securities of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Financials	22.21%
Technology	20.11%
Consumer, Non-cyclical	20.07%
Telecommunication Services	15.30%
Industrials	13.46%
Consumer, Cyclical	5.23%
Utilities	3.62%

Region Weighting (% of Total Investments)

Value	Value
Americas	86.92%
EMEA	13.08%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.altsharesetfs.com/evnt.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-855-955-1607, or contact your financial intermediary.

The AltShares Event-Driven ETF is distributed by Foreside Financial Services, LLC, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Ticker: EVNT

AltShares Event-Driven ETF

Semi-Annual Shareholder Report

November 30, 2025

Ticker: ARB

AltShares Merger Arbitrage ETF

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report

November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the AltShares Merger Arbitrage ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund, including updated performance information, at www.altsharesetfs.com/arb. You can also request this information by contacting us at 1-855-955-1607.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
AltShares Merger Arbitrage ETF	$28	0.55%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$98,243,113
Number of Portfolio Holdings	150
Portfolio Turnover RateFootnote Reference**	212%
Footnote	Description
Footnote**	Not annualized.

What did the Fund invest in?

The Fund invested primarily in the equity securities of companies involved in publicly announced mergers and acquisitions. The Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Water Island Merger Arbitrage USD Hedged Index.

Sector Weighting (% of Total Investments)

Value	Value
Financials	29.00%
Consumer, Non-cyclical	22.43%
Technology	17.81%
Industrials	12.37%
Consumer, Cyclical	5.58%
Telecommunication Services	4.26%
Utilities	4.06%
Materials	4.05%
Energy	0.44%

Region Weighting (% of Total Investments)

Value	Value
Americas	86.36%
EMEA	13.64%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.altsharesetfs.com/arb.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-855-955-1607, or contact your financial intermediary.

The AltShares Merger Arbitrage ETF is distributed by Foreside Financial Services, LLC, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Ticker: ARB

AltShares Merger Arbitrage ETF

Semi-Annual Shareholder Report

November 30, 2025

(b)       Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the registrant’s Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

AltShares Trust

ADVISED BY WATER ISLAND CAPITAL

AltShares Trust Semi-Annual Financial Statements and Additional Information

November 30, 2025

AltShares Merger Arbitrage ETF
(NYSE Arca, Inc. Symbol: ARB)

AltShares Event-Driven ETF
(NYSE Arca, Inc. Symbol: EVNT)

TABLE OF CONTENTS

Item 7: Portfolio of Investments
AltShares Merger Arbitrage ETF	1
AltShares EventDriven ETF	8
Financial Statements and Financial Highlights
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights
AltShares Merger Arbitrage ETF	17
AltShares Event-Driven ETF	18
Notes to Financial Statements	19
Other Information	29
Item 8. Changes in and Disagreements with Accountants
Item 9. Proxy Disclosures
Item 10. Remuneration Paid to Directors, Officers, and Others
Item 11. Statement Regarding the Basis for the Board's Approval of Investment Advisory Contract

AltShares Merger Arbitrage ETF  Portfolio of Investments

November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.43%
Advertising - 1.71%
Omnicom Group, Inc.	23,398	$1,675,765
Apparel - 2.35%
Hanesbrands, Inc.(a)(b)	357,284	2,311,628
Banks - 8.30%
Banca Popolare di Sondrio SpA	121,325	2,093,463
Cadence Bank	59,076	2,353,588
Comerica, Inc.(b)	38,740	3,113,921
MidWestOne Financial Group, Inc.(b)	14,876	588,643
		8,149,615
Beverages - 2.37%
JDE Peet's NV	63,544	2,330,743
Biotechnology - 6.24%
Akero Therapeutics, Inc.(a)	26,353	1,432,549
Astria Therapeutics, Inc.(a)	88,638	1,121,271
Avidity Biosciences, Inc.(a)	41,571	2,980,641
CureVac NV(a)	109,288	599,991
		6,134,452
Commercial Services - 1.15%
Heidrick & Struggles International, Inc.	19,218	1,131,364
Computers & Computer Services - 2.91%
Cantaloupe, Inc.(a)(b)	108,345	1,156,041
Integral Ad Science Holding Corp.(a)	165,990	1,706,377
		2,862,418
Diversified Financial Services - 5.20%
Air Lease Corp.	35,817	2,289,781
Forge Global Holdings, Inc.(a)(b)	25,524	1,132,244
Guardian Capital Group Ltd., Class A	11,647	560,780
International Money Express, Inc.(a)	74,021	1,128,080
		5,110,885
Electric - 3.43%
Northwestern Energy Group, Inc.(b)	14,877	1,027,852
TXNM Energy, Inc.(b)	40,125	2,345,306
		3,373,158
Electronics - 2.31%
Spectris PLC	41,497	2,272,161
Entertainment - 0.57%
Soho House & Co., Inc.(a)	63,390	561,635
Healthcare - Products - 7.75%
Exact Sciences Corp.(a)	29,259	2,963,644
Hologic, Inc.(a)(b)	40,139	3,009,221
STAAR Surgical Co.(a)(b)	61,715	1,637,916
		7,610,781
Healthcare - Services - 1.16%
dentalcorp Holdings Ltd.	145,837	1,140,893
Insurance - 4.66%
Brighthouse Financial, Inc.(a)(b)	34,757	2,278,321
Just Group PLC	410,556	1,166,411
ProAssurance Corp.(a)(b)	46,962	1,130,845
		4,575,577
Internet - 0.33%
TrueCar, Inc.(a)	151,999	323,758

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.43% (Continued)
Machinery - Diversified - 3.03%
Chart Industries, Inc.(a)(b)	14,597	$2,977,058
Media - 2.85%
TEGNA, Inc.	114,721	2,239,354
WideOpenWest, Inc.(a)	108,078	559,844
		2,799,198
Metal Fabricate & Hardware - 0.63%
Olympic Steel, Inc.(b)	15,870	617,184
Mining - 2.29%
New Gold, Inc.(a)(b)	269,624	2,251,360
Miscellaneous Manufacturing - 1.74%
Hillenbrand, Inc.(b)	53,767	1,711,941
Office Furnishings - 1.73%
Steelcase, Inc., Class A	104,158	1,696,734
Oil & Gas - 0.52%
Berry Corp.(b)	150,106	508,859
Packaging & Containers - 2.35%
Sealed Air Corp.	53,779	2,309,808
Pharmaceuticals - 6.01%
Calliditas Therapeutics AB(a)(c)(d)	1	22
Cidara Therapeutics, Inc.(a)	13,363	2,938,257
Merus NV(a)	30,807	2,961,785
		5,900,064
Real Estate - 1.96%
Anywhere Real Estate, Inc.(a)(b)	135,022	1,924,064
Real Estate Investment Trusts - 2.16%
City Office REIT, Inc.(b)	59,905	407,953
Paramount Group, Inc.(a)	259,337	1,709,031
		2,116,984
Retail - 1.75%
Denny's Corp.(a)(b)	91,586	565,086
ODP Corp.(a)	41,134	1,150,518
		1,715,604
Savings & Loans - 0.27%
First Savings Financial Group, Inc.(b)	8,563	266,823
Semiconductors - 3.17%
Alphawave IP Group PLC(a)	467,542	1,284,344
Veeco Instruments, Inc.(a)(b)	62,705	1,832,867
		3,117,211
Software - 12.44%
CSG Systems International, Inc.	21,794	1,716,713
Dayforce, Inc.(a)	43,199	2,985,051
Electronic Arts, Inc.(b)	14,793	2,988,630
Jamf Holding Corp.(a)	130,935	1,692,989
PROS Holdings, Inc.(a)	72,869	1,693,476
SEMrush Holdings, Inc., Class A(a)	96,961	1,147,049
		12,223,908
Telecommunications - 0.00%(e)
GCI Liberty, Inc.(a)(d)	2,728	—

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.43% (Continued)
Transportation - 3.48%
Cool Co. Ltd.	35,397	$346,537
Norfolk Southern Corp.(b)	10,515	3,071,326
		3,417,863
Water - 0.61%
Essential Utilities, Inc.	15,077	596,898
TOTAL COMMON STOCKS (Cost $94,128,838)		95,716,394

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 0.02%
Money Market Funds
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	3.918	%(f)	11,367	$11,367
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.046	%(f)	11,367	11,367
				22,734
TOTAL SHORT-TERM INVESTMENTS (Cost $22,734)				22,734
Total Investments - 97.45% (Cost $94,151,572)				95,739,128
Other Assets in Excess of Liabilities - 2.55%(g)				2,503,985
NET ASSETS - 100.00%				$98,243,113

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At November 30, 2025, the aggregate fair market value of those securities was $24,692,430, representing 25.13% of net assets.

(c)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22 or 0.0% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Calliditas Therapeutics AB	09/18/2024	$20
Total		$20

(d)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2025, the total fair market value of these securities was $22, representing 0.0% of net assets.

(e)  Less than 0.005% of net assets.

(f)  Rate shown is the 7-day effective yield as of November 30, 2025.

(g)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (17.22%)
COMMON STOCKS SOLD SHORT - (17.22%)
Banks - (8.66%)
BPER Banca SpA	(175,919)	$(2,118,205)
Fifth Third Bancorp	(72,301)	(3,142,201)
First Merchants Corp.	(7,251)	(267,127)
Huntington Bancshares, Inc.	(146,213)	(2,383,272)
Nicolet Bankshares, Inc.	(4,723)	(595,004)
		(8,505,809)
Biotechnology - (1.03%)
BioCryst Pharmaceuticals, Inc.	(52,296)	(375,485)
BioNTech SE, ADR	(6,158)	(635,198)
		(1,010,683)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (17.22%) (Continued)
Metal Fabricate & Hardware - (0.63%)
Ryerson Holding Corp.	(27,145)	$(622,435)
Mining - (2.35%)
Coeur Mining, Inc.	(133,607)	(2,307,393)
Real Estate - (2.05%)
Compass, Inc., Class A	(193,892)	(2,020,354)
Semiconductors - (1.89%)
Axcelis Technologies, Inc.	(22,417)	(1,855,455)
		(1,855,455)
Water - (0.61%)
American Water Works Co., Inc.	(4,598)	(598,062)
TOTAL SECURITIES SOLD SHORT (Proceeds $15,824,943)		$(16,920,191)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Omnicom Group, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.480%)	05/06/2026	$—	$—	$46,912	USD	1,720,395	$46,912
Morgan Stanley & Co./ Upon Termination	HNI Corp.	Received 1 Month-Federal Rate Minus 40bps (3.480%)	05/06/2026	—	—	43,842	USD	990,608	43,842
Morgan Stanley & Co./ Upon Termination	Gildan Activewear, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.480%)	05/06/2026	—	—	28,785	USD	2,068,869	28,785
Morgan Stanley & Co./ Upon Termination	California Resources Corp.	Received 1 Month-Federal Rate Minus 40bps (3.480%)	05/06/2026	—	—	49,754	USD	562,331	49,754
						$169,293			$169,293
Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	NB Bancorp, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.480%)	05/06/2026	$—	$—	$(6,309)	USD	54,050	$(6,309)
Morgan Stanley & Co./ Upon Termination	Black Hills Corp.	Received 1 Month-Federal Rate Minus 40bps (3.480%)	05/06/2026	—	—	(191,560)	USD	888,936	(191,560)
Morgan Stanley & Co./ Upon Termination	Union Pacific Corp.	Received 1 Month-Federal Rate Minus 40bps (3.480%)	05/06/2026	—	—	(106,499)	USD	2,328,617	(106,499)
						$(304,368)			$(304,368)

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	2,464,500	USD	1,752,374	Morgan Stanley & Co.	12/15/2025	$12,870
USD	2,031,522	CAD	2,800,510	Morgan Stanley & Co.	12/15/2025	25,602
CHF	1,012,800	USD	1,262,176	Morgan Stanley & Co.	12/15/2025	557
USD	1,311,780	CHF	1,038,100	Morgan Stanley & Co.	12/15/2025	17,503
DKK	3,361,000	USD	521,547	Morgan Stanley & Co.	12/15/2025	951
USD	1,909,583	DKK	12,102,100	Morgan Stanley & Co.	12/15/2025	28,207
EUR	607,270	USD	704,378	Morgan Stanley & Co.	12/15/2025	561
USD	5,604,939	EUR	4,755,380	Morgan Stanley & Co.	12/15/2025	84,736
GBP	1,594,400	USD	2,098,994	Morgan Stanley & Co.	12/15/2025	12,787
USD	8,916,494	GBP	6,578,300	Morgan Stanley & Co.	12/15/2025	203,546
USD	23	SEK	210	Morgan Stanley & Co.	12/15/2025	0
						$387,320
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	225,570	USD	162,520	Morgan Stanley & Co.	12/15/2025	$(952)
USD	1,622,280	CAD	2,269,150	Morgan Stanley & Co.	12/15/2025	(3,042)
CHF	25,300	USD	31,602	Morgan Stanley & Co.	12/15/2025	(59)
DKK	8,864,400	USD	1,381,361	Morgan Stanley & Co.	12/15/2025	(3,313)
USD	19,108	DKK	123,300	Morgan Stanley & Co.	12/15/2025	(60)
EUR	2,283,850	USD	2,677,904	Morgan Stanley & Co.	12/15/2025	(26,735)
USD	191,872	EUR	166,050	Morgan Stanley & Co.	12/15/2025	(884)
GBP	2,444,200	USD	3,265,984	Morgan Stanley & Co.	12/15/2025	(28,644)
USD	235,331	GBP	179,100	Morgan Stanley & Co.	12/15/2025	(1,887)
						$(65,576)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	80.14%
Netherlands	6.00%
United Kingdom	4.81%
Canada	4.02%
Italy	2.13%
Bermuda	0.35%
Sweden	0.00	%(b)
Other Assets in Excess of Liabilities	2.55%
	100.00%

(a)  These percentages represent long positions only and are not net of short positions.

(b)  Less than 0.005% of net assets.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

ADR - American Depositary Receipt

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CHF - Swiss franc

DKK - Danish krone

EUR - Euro

GBP - British pound

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

SEK - Swedish krona

SpA - Societa per Azione

USD - United States Dollar

The following table summarizes AltShares Merger Arbitrage ETF's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2025:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Advertising	$1,675,765	$—	$—	$1,675,765
Apparel	2,311,628	—	—	2,311,628
Banks	8,149,615	—	—	8,149,615
Beverages	2,330,743	—	—	2,330,743
Biotechnology	6,134,452	—	—	6,134,452
Commercial Services	1,131,364	—	—	1,131,364
Computers & Computer Services	2,862,418	—	—	2,862,418
Diversified Financial Services	5,110,885	—	—	5,110,885
Electric	3,373,158	—	—	3,373,158
Electronics	2,272,161	—	—	2,272,161
Entertainment	561,635	—	—	561,635
Healthcare - Products	7,610,781	—	—	7,610,781
Healthcare - Services	1,140,893	—	—	1,140,893
Insurance	4,575,577	—	—	4,575,577
Internet	323,758	—	—	323,758
Machinery - Diversified	2,977,058	—	—	2,977,058
Media	2,799,198	—	—	2,799,198
Metal Fabricate & Hardware	617,184	—	—	617,184
Mining	2,251,360	—	—	2,251,360
Miscellaneous Manufacturing	1,711,941	—	—	1,711,941
Office Furnishings	1,696,734	—	—	1,696,734
Oil & Gas	508,859	—	—	508,859
Packaging & Containers	2,309,808	—	—	2,309,808
Pharmaceuticals	5,900,042	—	22	5,900,064
Real Estate	1,924,064	—	—	1,924,064
Real Estate Investment Trusts	2,116,984	—	—	2,116,984
Retail	1,715,604	—	—	1,715,604
Savings & Loans	266,823	—	—	266,823
Semiconductors	3,117,211	—	—	3,117,211
Software	12,223,908	—	—	12,223,908
Telecommunications	—	—	0	0
Transportation	3,417,863	—	—	3,417,863
Water	596,898	—	—	596,898
Short-Term Investments	22,734	—	—	22,734
TOTAL	$95,739,106	$—	$22	$95,739,128
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$387,320	$—	$387,320
Equity Swaps	169,293	—	—	169,293
Liabilities
Common Stocks**	(16,920,191)	—	—	(16,920,191)
Forward Foreign Currency Exchange Contracts	—	(65,576)	—	(65,576)
Equity Swaps	(304,368)	—	—	(304,368)
TOTAL	$(17,055,266)	$321,744	$—	$(16,733,522)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2025:

Investments in Securities	Balance as of May 31, 2025	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2025
Common Stock	$22	$—	$—	$—	$—	$—	$—	$22	$—
Warrants	—	—	—	—	—	—	—	—	—
Total	$22	$—	$—	$—	$—	$—	$—	$22	$—

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2025:

Investments in Securities	Fair Value at November 30, 2025	Valuation Technique	Unobservable Input	Range of Values		Weighted Average
Common Stocks	$22	Transaction Price	Deal Value	208	SEK	208	SEK

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

AltShares Event-Driven ETF  Portfolio of Investments

November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 65.33%
Aerospace & Defense - 1.05%
Boeing Co.(a)	500	$94,500
Banks - 3.43%
Cadence Bank(b)	3,703	147,528
Comerica, Inc.	1,029	82,711
FineMark Holdings, Inc.(a)	2,122	76,816
		307,055
Biotechnology - 3.95%
Astria Therapeutics, Inc.(a)(b)	9,482	119,947
Aura Biosciences, Inc.(a)	3,750	24,750
Avidity Biosciences, Inc.(a)(b)(c)	2,400	172,080
Viking Therapeutics, Inc.(a)	1,000	36,810
		353,587
Commercial Services - 0.26%
Cross Country Healthcare, Inc.(a)	2,304	23,639
Computers & Computer Services - 5.46%
CyberArk Software Ltd.(a)(b)	875	401,266
Integral Ad Science Holding Corp.(a)	8,563	88,028
		489,294
Cosmetics/Personal Care - 0.39%
Kenvue, Inc.(b)	2,000	34,700
Diversified Financial Services - 2.63%
Air Lease Corp.	2,300	147,039
Forge Global Holdings, Inc.(a)	2,000	88,720
		235,759
Electric - 2.61%
TXNM Energy, Inc.(b)	4,010	234,385
Entertainment - 1.25%
Cineplex, Inc.(a)	9,239	81,932
Penn Entertainment, Inc.(a)	2,000	29,680
		111,612
Food - 0.29%
TreeHouse Foods, Inc.(a)	1,096	26,183
Healthcare - Products - 4.33%
Exact Sciences Corp.(a)	1,661	168,243
Hologic, Inc.(a)(b)(c)	2,933	219,887
		388,130
Insurance - 5.82%
Aspen Insurance Holdings Ltd., Class A(a)(b)	8,922	330,560
ProAssurance Corp.(a)(b)	7,926	190,858
		521,418
Machinery - Diversified - 3.64%
Chart Industries, Inc.(a)(b)	1,600	326,320
Media - 1.67%
Walt Disney Co.	400	41,788
Warner Bros Discovery, Inc.(a)(c)	4,500	108,000
		149,788
Miscellaneous Manufacturing - 1.42%
Hillenbrand, Inc.(b)(c)	4,010	127,678
Packaging & Containers - 2.01%
Sealed Air Corp.(b)	4,195	180,175

See Notes to Financial Statements.

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AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 65.33% (Continued)
Pharmaceuticals - 6.84%
Avadel Pharmaceuticals PLC(a)(b)	8,630	$185,459
Bayer AG, ADR	6,764	59,557
Cidara Therapeutics, Inc.(a)(c)	800	175,904
Merus NV(a)(c)	2,000	192,280
		613,200
Real Estate - 0.24%
McGrath RentCorp	207	21,338
Real Estate Investment Trusts - 1.73%
Paramount Group, Inc.(a)	9,927	65,419
Plymouth Industrial REIT, Inc.	4,073	89,362
		154,781
Retail - 2.30%
Dick's Sporting Goods, Inc.	1,000	206,570
Semiconductors - 1.92%
Qorvo, Inc.(a)(b)	2,000	171,780
Software - 8.69%
CSG Systems International, Inc.(b)	1,352	106,497
Electronic Arts, Inc.(b)	1,798	363,250
Jamf Holding Corp.(a)(b)	10,000	129,300
PROS Holdings, Inc.(a)(b)	7,727	179,575
		778,622
Transportation - 3.40%
Norfolk Southern Corp.(b)	1,043	304,650
TOTAL COMMON STOCKS (Cost $5,769,253)		5,855,164

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 12.02%
Auto Parts & Equipment - 0.69%
Dana, Inc.	06/15/2028	5.625%	$62,000	$62,028
Commercial Services - 1.05%
Boost Newco Borrower LLC(d)	01/15/2031	7.500%	89,000	94,514
Electric - 0.64%
Calpine Corp.(d)	03/15/2028	5.125%	57,000	57,160
Healthcare - Products - 0.63%
Bausch & Lomb Corp.(d)	10/01/2028	8.375%	54,000	56,295
Machinery - Diversified - 0.56%
Chart Industries, Inc.(d)	01/01/2030	7.500%	48,000	50,013
Media - 0.97%
TEGNA, Inc.	09/15/2029	5.000%	88,000	87,187
Retail - 0.45%
Papa John's International, Inc.(d)	09/15/2029	3.875%	42,000	40,322
Telecommunications - 7.03%
CommScope LLC(d)	12/15/2031	9.500%	129,000	130,866
EchoStar Corp.	11/30/2030	6.750%	206,000	213,939
Frontier Communications Holdings LLC(d)	05/15/2030	8.750%	193,000	201,771
Lumen Technologies, Inc.(d)	04/15/2029	4.125%	84,000	83,055
				629,631
TOTAL CORPORATE BONDS (Cost $1,068,680)				1,077,150

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 1.72%
Computers & Computer Services - 1.08%
Rapid7, Inc.	03/15/2029	1.250%	$108,530	$97,221
Investment Company Security - 0.64%
Gladstone Capital Corp.	10/01/2030	5.875%	58,000	56,908
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $154,886)				154,129

	Shares	Value
RIGHTS(a) - 0.04%
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(e)(f)	2,000	$960
Contra Abiomed, Inc. CVR, Expires 12/31/2030(e)(f)	200	320
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	415	1,158
Metsera, Inc. CVR, Expires 12/31/2031(e)(f)	203	998
TOTAL RIGHTS (Cost $2,831)		3,436

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.02%
Put Options Purchased - 0.02%
Avidity Biosciences, Inc.
	01/2026	$65.00	$78,870	11	$275
	01/2026	60.00	93,210	13	325
Cidara Therapeutics, Inc.	02/2026	160.00	21,988	1	20
Hillenbrand, Inc.
	04/2026	25.00	89,152	28	700
	01/2026	30.00	12,736	4	0
	01/2026	25.00	19,104	6	60
Hologic, Inc.	03/2026	72.50	37,485	5	125
Merus NV	03/2026	65.00	86,526	9	0
TOTAL PURCHASED OPTIONS (Cost $3,342)					1,505

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 20.58%
Money Market Funds
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	3.918	%(g)	922,466	$922,466
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.046	%(g)	922,466	922,466
				1,844,932
TOTAL SHORT-TERM INVESTMENTS (Cost $1,844,932)				1,844,932
Total Investments - 99.71% (Cost $8,843,924)				8,936,316
Other Assets in Excess of Liabilities - 0.29%(h)				25,546
NET ASSETS - 100.00%				$8,961,862

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At November 30, 2025, the aggregate fair market value of those securities was $2,324,407, representing 25.94% of net assets.

(c)  Underlying security for a written/purchased call/put option.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025, these securities had a total value of $713,996 or 7.97% of net assets.

(e)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,436 or 0.04% of net assets.

See Notes to Financial Statements.

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AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	$740
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	204
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	01/09/2023	892
Metsera, Inc. CVR, Expires 12/31/2031	11/14/2025	995
Total		$2,831

(f)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2025, the total fair market value of these securities was $3,436, representing 0.04% of net assets.

(g)  Rate shown is the 7-day effective yield as of November 30, 2025.

(h)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (10.70%)
COMMON STOCKS SOLD SHORT - (10.70%)
Banks - (5.35%)
Commerce Bancshares, Inc.	(1,428)	$(76,984)
Fifth Third Bancorp	(5,831)	(253,415)
Huntington Bancshares, Inc.	(9,121)	(148,672)
		(479,071)
Biotechnology - (0.27%)
BioCryst Pharmaceuticals, Inc.	(3,430)	(24,627)
Computers & Computer Services - (0.04%)
Rapid7, Inc.	(247)	(3,873)
Internet - (4.06%)
Palo Alto Networks, Inc.	(1,915)	(364,099)
Investment Company Security - (0.12%)
Gladstone Capital Corp.	(490)	(10,403)
Semiconductors - (0.86%)
Skyworks Solutions, Inc.	(1,169)	(77,096)
		(77,096)
TOTAL SECURITIES SOLD SHORT (Proceeds $985,913)		$(959,169)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Warner Bros Discovery, Inc.	12/2025	$23.00	$(48,000)	(20)	$(3,800)
	12/2025	25.00	(48,000)	(20)	(1,360)
	12/2025	24.00	(12,000)	(5)	(570)
TOTAL WRITTEN OPTIONS (Premiums received $4,246)					$(5,730)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Commerce Bancshares, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.480%)	10/01/2027	$—	$—	$20,732	USD	166,044	$20,732
Morgan Stanley & Co./ Upon Termination	Bayer AG	Paid 1 Month-Federal Rate Plus 50bps (4.380%)	10/23/2026	—	—	13,455	USD	51,817	13,455
Morgan Stanley & Co./ Upon Termination	BioCryst Pharmaceuticals, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.480%)	10/01/2027	—	—	194	USD	15,670	194
Morgan Stanley & Co./ Upon Termination	Comerica, Inc.	Paid 1 Month-Federal Rate Plus 50bps (4.380%)	10/23/2026	—	—	8,132	USD	160,344	8,132

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Caesars Entertainment, Inc.	Paid 1 Month-Federal Rate Minus 50bps (4.380%)	10/23/2026	$—	$—	$1,585	USD	10,050	$1,585
Morgan Stanley & Co./ Upon Termination	FineMark Holdings, Inc.	Paid 1 Month-Federal Rate Plus 50bps (4.380%)	10/23/2026	—	—	1,745	USD	138,639	1,745
Morgan Stanley & Co./ Upon Termination	Skyworks Solutions, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.480%)	10/01/2027	—	—	2,722	USD	52,164	2,722
						$48,565			$48,565
Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	NB Bancorp, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.480%)	10/01/2027	$—	$—	$(1,626)	USD	24,374	$(1,626)
Morgan Stanley & Co./ Upon Termination	McGrath RentCorp	Paid 1 Month-Federal Rate Plus 50bps (4.380%)	10/23/2026	—	—	(2,518)	USD	25,917	(2,518)
Morgan Stanley & Co./ Upon Termination	TEGNA, Inc.	Paid 1 Month-Federal Rate Plus 50bps (4.380%)	10/23/2026	—	—	(1,371)	USD	179,823	(1,371)
Morgan Stanley & Co./ Upon Termination	Union Pacific Corp.	Received 1 Month-Federal Rate Minus 40bps (3.480%)	10/01/2027	—	—	(11,173)	USD	229,432	(11,173)
						$(16,688)			$(16,688)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	356,330	USD	253,299	Morgan Stanley & Co.	12/15/2025	$1,930
USD	387,722	CAD	535,850	Morgan Stanley & Co.	12/15/2025	3,910
USD	213,070	EUR	180,710	Morgan Stanley & Co.	12/15/2025	3,295
						$9,135
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	92,660	USD	66,843	Morgan Stanley & Co.	12/15/2025	$(475)
USD	28,804	CAD	40,340	Morgan Stanley & Co.	12/15/2025	(90)
EUR	180,710	USD	211,887	Morgan Stanley & Co.	12/15/2025	(2,113)
						$(2,678)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	85.11%
Israel	4.48%
Bermuda	3.69%
Netherlands	2.15%
Ireland	2.07%
Canada	1.55%
Germany	0.66%
Other Assets in Excess of Liabilities	0.29%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

See Notes to Financial Statements.

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AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

CVR - Contingent Value Rights

EUR - Euro

LLC - Limited Liability Company

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

USD - United States Dollar

The following table summarizes AltShares Event-Driven ETF's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2025:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$5,855,164	$—	$—	$5,855,164
Corporate Bonds**	—	1,077,150	—	1,077,150
Convertible Corporate Bonds**	—	154,129	—	154,129
Rights	—	—	3,436	3,436
Purchased Options	1,505	—	—	1,505
Short-Term Investments	1,844,932	—	—	1,844,932
TOTAL	$7,701,601	$1,231,279	$3,436	$8,936,316
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$9,135	$—	$9,135
Equity Swaps	48,565	—	—	48,565
Liabilities
Common Stocks**	(959,169)	—	—	(959,169)
Written Options	(5,730)	—	—	(5,730)
Forward Foreign Currency Exchange Contracts	—	(2,678)	—	(2,678)
Equity Swaps	(16,688)	—	—	(16,688)
TOTAL	$(933,022)	$6,457	$—	$(926,565)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2025:

Investments in Securities	Balance as of May 31, 2025	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2025
Rights	$4,768	$4,435	$(371)	$994	$6,390	$—	$—	$3,436	$101
Total	$4,768	$4,435	$(371)	$994	$6,390	$—	$—	$3,436	$101

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2025:

Investments in Securities	Fair Value at November 30, 2025	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Rights	$3,436	Broker Quote	Discount Rate, Probability, Broker Quote	10%, 20.25% - 65%, $0.63 - $1.60	10%, 39.16%, $0.96

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

  Statements of Assets and Liabilities

November 30, 2025 (Unaudited)

	AltShares Merger Arbitrage ETF	AltShares Event-Driven ETF
ASSETS
Investments:
At cost of investments	$94,151,572	$8,843,924
At fair value of investments (Note 2)	95,739,128	8,936,316
Cash	2,350,407	—
Cash denominated in foreign currency (Cost $1,258,334 and $0)	1,260,762	—
Deposits with brokers for securities sold short (Note 2)	15,184,957	976,251
Receivable for investment securities sold	1,943,909	98,958
Unrealized appreciation on forward foreign currency exchange contracts (Note 9)	387,320	9,135
Unrealized appreciation on swap contracts	169,293	48,565
Dividends and interest receivable	85,979	31,063
Total Assets	117,121,755	10,100,288
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $15,824,943 and $985,913)	16,920,191	959,169
Written options, at value (Note 2) (premiums received $0, and $4,246)	—	5,730
Payable for investment securities purchased	1,544,652	139,435
Unrealized depreciation on forward foreign currency exchange contracts (Note 9)	65,576	2,678
Unrealized depreciation on swap contracts	304,368	16,688
Payable to Adviser (Note 5)	43,855	8,996
Payable for swap dividends	—	5,730
Total Liabilities	18,878,642	1,138,426
NET ASSETS	$98,243,113	$8,961,862
NET ASSETS CONSIST OF:
Paid-in capital	$96,804,057	$8,345,637
Distributable earnings	1,439,056	616,225
NET ASSETS	$98,243,113	$8,961,862
PRICING OF SHARES:
Net assets	$98,243,113	$8,961,862
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,384,000	749,320
Net asset value per share	$29.03	$11.96

See Notes to Financial Statements.

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  Statements of Operations

For the Six Months Ended November 30, 2025 (Unaudited)

	AltShares Merger Arbitrage ETF	AltShares Event-Driven ETF
INVESTMENT INCOME
Dividend income	$447,785	$27,529
Foreign taxes withheld on dividends	(5,126)	(341)
Interest income	270	32,734
Rebates on short sales, net of fees	152,523	6,206
Total Investment Income	595,452	66,128
EXPENSES
Investment advisory fees (Note 5)	336,911	41,997
Dividend expense	451	6,653
Total Expenses	337,362	48,650
Fees waived or reimbursed by the Adviser (Note 5)	(89,015)	—
Net Expenses	248,347	48,650
NET INVESTMENT INCOME	347,105	17,478
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	1,649,905	424,062
Purchased option contracts	—	(14,914)
Swap contracts	(1,303,150)	(22,700)
Securities sold short	2,051,324	(90,662)
Written option contracts	—	30,066
Forward currency contracts	(729,621)	(12,071)
Foreign currency transactions (Note 9)	(42,321)	(278)
Net change in unrealized appreciation (depreciation) on:
Investments	865,706	92,337
Securities sold short	(1,095,742)	21,875
Foreign currency transactions (Note 9)	(11,928)	(37)
Purchased option contracts	—	5,487
Written option contracts	—	12,667
Swap contracts	(333,732)	(51,085)
Forward currency contracts	933,571	17,604
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	1,984,012	412,351
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,331,117	$429,829

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

  Statements of Changes in Net Assets

	AltShares Merger Arbitrage ETF		AltShares Event-Driven ETF
	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
FROM OPERATIONS
Net investment income	$347,105	$654,705	$17,478	$33,540
Net realized gains (losses) from:
Investments	1,649,905	4,451,333	424,062	340,129
Purchased option contracts	—	—	(14,914)	(24,824)
Swap contracts	(1,303,150)	(898,504)	(22,700)	(25,155)
Securities sold short	2,051,324	123,906	(90,662)	6,580
Written option contracts	—	—	30,066	38,257
Forward currency contracts	(729,621)	60,945	(12,071)	3,882
Foreign currency transactions	(42,321)	269	(278)	(2,760)
Net change in unrealized appreciation (depreciation) on:
Investments	865,706	836,726	92,337	189,889
Securities sold short	(1,095,742)	90,483	21,875	4,314
Foreign currency transactions	(11,928)	13,481	(37)	39
Purchased option contracts	—	—	5,487	(6,206)
Written option contracts	—	—	12,667	(14,699)
Swap contracts	(333,732)	(74,636)	(51,085)	99,634
Forward currency contracts	933,571	(668,668)	17,604	(12,171)
Net increase in net assets resulting from operations	2,331,117	4,590,040	429,829	630,449
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	—	(897,830)	—	(34,793)
Decrease in net assets from distributions to shareholders	—	(897,830)	—	(34,793)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 8):
Proceeds from shares sold	36,059,544	54,556,586	3,297,144	1,006,826
Payments for shares redeemed	(26,805,843)	(42,719,975)	—	(892,462)
Net increase in net assets from capital share transactions	9,253,701	11,836,611	3,297,144	114,364
TOTAL INCREASE IN NET ASSETS	11,584,818	15,528,821	3,726,973	710,020
NET ASSETS
Beginning of period	86,658,295	71,129,474	5,234,889	4,524,869
End of period	$98,243,113	$86,658,295	$8,961,862	$5,234,889

See Notes to Financial Statements.

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AltShares Merger Arbitrage ETF  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2025		Year Ended May 31,
	(Unaudited)		2025	2024	2023	2022		2021
Net asset value, beginning of period	$28.28		$26.90	$24.85	$26.12	$25.81		$24.47
Income (loss) from investment operations
Net investment income (loss)(a)	0.11		0.24	0.36	0.15	(0.01)		(0.04)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.64		1.45	1.69	(0.34)	0.32		2.11
Total from investment operations	0.75		1.69	2.05	(0.19)	0.31		2.07
Less distributions
From net investment income	—		(0.31)	—	(1.08)	—		—
From net realized gains	—		—	—	—	—		(0.73)
Total distributions	—		(0.31)	—	(1.08)	—		(0.73)
Net asset value, end of period	$29.03		$28.28	$26.90	$24.85	$26.12		$25.81
Total return(b)	2.65	%(c)	6.32%	8.25%	(0.88)%	1.20%		8.55%
Net assets, end of period (in 000s)	$98,243		$86,658	$71,129	$59,245	$78,216		$6,555
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)(e)	0.75	%(f)	0.75%	0.83%	0.76%	0.76%		0.86%
Net expenses after advisory fees waived and expenses reimbursed(d)(e)(g)	0.55	%(f)	0.55%	0.63%	0.56%	0.60	%(h)	0.86%
Net investment income (loss)	0.77	%(f)	0.85%	1.37%	0.56%	(0.02)%		(0.14)%
Portfolio turnover rate	212	%(c)	431%	550%	449%	414%		594%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Dividend expense totaled 0.00% (annualized), 0.00%, 0.08%, 0.01%, 0.01% and 0.03% of average net assets for the period ended Novmeber 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022, 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.00%, 0.00%, 0.00% and 0.08% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)  See Note 5 for a discussion of waiver details.

(f)  Annualized.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 0.55% (annualized), 0.55%, 0.55%, 0.55%, 0.59% and 0.75% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(h)  Reflects the Adviser's contractual advisory fee limit.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

AltShares Event-Driven ETF  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2025		Year Ended May 31,
	(Unaudited)		2025	2024	2023	2022(a)	2021(a)
Net asset value, beginning of period	$11.15		$9.85	$9.26	$9.64	$13.27	$10.45
Income (loss) from investment operations
Net investment income (loss)(b)	0.03		0.07	0.04	0.03	(0.02)	(0.22)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.78	(i)	1.31	0.61	(0.18)	(1.20)	4.32
Total from investment operations	0.81		1.38	0.65	(0.15)	(1.22)	4.10
Less distributions
From net investment income	—		(0.07)	(0.06)	(0.01)	—	(0.45)
From net realized gains	—		(0.01)	—	(0.22)	(2.41)	(0.83)
Total distributions	—		(0.08)	(0.06)	(0.23)	(2.41)	(1.28)
Net asset value, end of period	$11.96		$11.15	$9.85	$9.26	$9.64	$13.27
Total return(c)	7.26	%(e)(i)	14.01%	7.01%	(1.47)%	(10.57)%	40.98	%(d)
Net assets, end of period (in 000s)	$8,962		$5,235	$4,525	$2,772	$2,789	$3,699
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.45	%(g)	1.31%	1.30%	1.28%	3.20%	6.88%
Net expenses after advisory fees waived and expenses reimbursed(f)(h)	1.45	%(g)	1.31%	1.30%	1.28%	1.52%	2.30%
Net investment income (loss)	0.52	%(g)	0.69%	0.41%	0.31%	(0.20)%	(1.79)%
Portfolio turnover rate	214	%(e)	480%	407%	400%	231%	329%

(a)  The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund – Class I. The financial information shown is for the Predecessor Mutual Fund for the periods prior to September 20, 2021, the inception date of the Fund. (Note 1)

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.20% (annualized), 0.05%, 0.05%, 0.03%, 0.17% and 0.09% of average net assets for the period ended Novmeber 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.00%, 0.00%, 0.11% and 0.77% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(g)  Annualized.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.25% (annualized), 1.26%, 1.25%, 1.25%, 1.24% and 1.44% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(i)  The Adviser has reimbursed the Fund $1,125 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Trust ETF Funds  Notes to Financial Statements

November 30, 2025 (Unaudited)

1. ORGANIZATION

The AltShares Trust (the "Trust") is a Delaware statutory trust which was organized on June 6, 2019 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The two series presently authorized are the AltShares Merger Arbitrage ETF (the "Merger Arbitrage ETF") and the AltShares Event-Driven ETF (the "Event-Driven ETF"), each a "Fund" and collectively the "Funds." The Merger Arbitrage ETF commenced operations on May 7, 2020. The investment objective of the Merger Arbitrage ETF is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of its underlying index, the Water Island Merger Arbitrage USD Hedged Index (the "Underlying Index"). The Event-Driven ETF commenced operations on September 20, 2021. The investment objective of the Event-Driven ETF is to seek to achieve capital appreciation over a full market cycle with lower volatility than the broad equity market. The Event-Driven ETF is the successor fund to the Water Island Long/Short Fund (the "Predecessor Mutual Fund") an open-end mutual fund (incepted December 31, 2014) that was a series of The Arbitrage Funds, a registered investment company advised by Water Island Capital, LLC. Effective as of the close of business on September 17, 2021, the Event-Driven ETF acquired the assets and assumed the liabilities, obligations, and the performance, financial, and other historical information of the Predecessor Mutual Fund. Historical information presented for the Event-Driven ETF for periods prior to September 20, 2021 is based on Class I of the Predecessor Mutual Fund. Water Island Capital, LLC acts as the Funds' investment adviser (the "Adviser"). The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds' objectives, policies, and restrictions, subject to the authority of and supervision by the Trust's Board of Trustees (the "Board"). The Adviser continuously reviews, supervises, and administers the Funds' investment programs. The Funds, together with the series of The Arbitrage Funds, an open-end management investment company also advised by the Adviser, are part of a family of investment companies referred to as the Water Island Capital-Advised Funds.

Each Fund is a non-diversified exchange-traded fund ("ETF"). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The Merger Arbitrage ETF is passively managed and the Event-Driven ETF is actively managed. Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "NYSE"). Market price for the shares may be different from the net asset value ("NAV"). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 10,000 shares, called "Creation Units." Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Funds' distributor. Most retail investors do not qualify as Authorized Participants to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load and no deferred sales charge. A purchase (i.e., creation) or redemption transaction fee is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units. The standard fixed creation transaction fee for each Fund is $250. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with such cash transactions. Variable fees received by the Funds are displayed in the capital shares transaction section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Financial Services — Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP required management to make estimates and assumptions that affected the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds' portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern standard time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company's respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced similar to common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Funds calculate the NAV, the Funds may fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date will be valued at last bid if held long, and last ask if held short. All other equity securities for which over-the-counter (OTC) market quotations are readily available generally are valued at the mean of the current bid and asked prices. Exchange traded options are priced at the last traded price on the exchange in which they are traded. If a sales price is unavailable, then an exchange traded option would be priced at its bid price if held long or at its ask price if sold short. When there is no bid price available, options will typically be valued at zero. When there is no bid price available, put and call options will typically be valued at zero. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Semi-Annual Report | November 30, 2025

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

Debt securities are normally priced based upon an evaluated bid provided by independent, third-party pricing services, if available. Evaluated bids are market-based measurements that represent the third-party pricing service's good faith opinion as to what the holder would receive in an orderly transaction (typically in an institutional round lot position) under current market conditions. The third-party pricing services may use a variety of inputs in arriving at an evaluated bid price, including actual market transactions, quotations from dealers and trading systems, or other inputs and methodologies designed to identify the market value for such securities. Bank loans are valued at the mean of the current bid and ask prices. Single name swap agreements are valued using a market-based price based on the underlying terms of the agreement obtained from a third-party pricing service or broker-dealer. Other swap agreements (such as baskets of securities) are valued based on the terms of the swap agreement as provided by an independent third party. If a third-party valuation is not available, these other swap agreements are valued based on the valuation provided by the counterparty.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Adviser, whom the Board designated as each Fund's valuation designee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Common methods of fair valuation include the purchase price of a security or the terms of a deal that has closed. For non-routine fair valuations, the Adviser considers various factors in determining the fair value of a portfolio security or asset, such as fundamental business data relating to the issuer, borrower, or counterparty; the type, size, and cost of the investment; information regarding any transactions in or offers for the investment; the price and extent of public trading in other securities of the issuer or comparable companies; coupon payments, yield or cash flow data; business prospects of the issuer, borrower, or counterparty or of the industry of the issuer, borrower, or counterparty; or other relevant factors including, but not limited to, deal value. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended November 30, 2025, there were no significant changes to the Funds' fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in the Funds' Portfolio of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for investment or hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. As collateral for their short positions, the Funds maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. The Funds may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are shown on the Statements of Operations.

Collateral — The Funds maintain a margin account with a broker that is used to hold proceeds received from short sales as well as daily mark-to-market adjustments. The balance is shown in the Statements of Assets and Liabilities as 'Deposits with brokers for securities sold short'. Further, short sales, swap, and forward contracts require the Funds to maintain additional collateral with the broker/counterparty and to pledge assets or cash which is held in a segregated tri-party account. Securities pledged as collateral are designated in the Schedule of Investments and cash collateral as 'Segregated cash for collateral' in the Statements of Assets and Liabilities.

www.altsharesetfs.com | 1-855-955-1607

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

Derivative Instruments and Hedging Activities — The following discloses the Funds' use of derivative instruments and hedging activities.

Each Fund may enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of its exposure to various foreign currencies.

Risk of Investing in Derivatives — In pursuit of their investment objectives, the Funds may use derivatives which may increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent the Funds invest in securities of small and medium capitalization companies, they may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

The Funds' use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds' performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market or otherwise close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Tracking Error Risk — As a passively managed Fund, the Merger Arbitrage ETF seeks to track the performance of its respective Underlying Index, although it may not be successful in doing so. The divergence between the performance of the Fund and the Underlying Index, positive or negative, is called "tracking error." Tracking error can be caused by many factors and it may be significant.

Shares of the Funds May Trade at Prices Other Than NAV — Shares of the Funds may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Funds will approximate the Funds' NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the Funds in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of Fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Please refer to each Fund's prospectus for a more complete description of the principal risks of investing in the Funds.

Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds' securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Foreign currency exchange contracts held by the Funds at November 30, 2025 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2025, the Funds entered into foreign currency exchange contracts to hedge currency risk.

Warrants/Rights — The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights to adjust risk and return of their overall investment positions. Risks associated with the use of warrants and rights arise from the potential inability to enter into trading transactions because of an illiquid secondary

Semi-Annual Report | November 30, 2025

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

market and from unexpected movements in security values. Warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than other types of derivatives. In addition, the terms of warrants or rights may limit the Funds' ability to exercise the warrants or rights at such times and in such quantities as the Funds would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Warrants and rights held by the Funds at November 30, 2025 are disclosed in the Portfolio of Investments.

Swaps — The Funds may enter into swap agreements, in which the Funds and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Funds than if the Funds had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Funds' counterparty on the swap agreement becomes the CCP.

Swap agreements are contracts in which one party agrees to make either periodic payments or a net payment upon termination based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Swap agreements may effectively add leverage to the Funds' portfolio because, in addition to its total net assets, the Funds would be subject to investment exposure on the notional amount of the swap. Swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually an identified reference rate such as the SOFR (Secured Overnight Financing Rate) or the Federal Funds Rate, is spread to reflect the non-balance sheet nature of the product. Swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with swaps. Swap agreements entail the risk that a party will default on its payment obligations to the Funds thereunder. Swap agreements also entail the risk that the Funds will not be able to meet their obligation to the counterparty. Generally, the Funds will enter into swaps on a net basis (i.e., the two payment streams are netted out with the Funds receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Funds' current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Funds' current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Funds). Any net amount accrued but not yet paid to the Funds by the counterparty under a swap agreement (i.e., the Funds' current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract.

Whether the Funds' use of swap agreements will be successful in furthering their investment objectives will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, the Funds that have entered into centrally cleared swaps are subject to the risk of the failure of the CCP. The Funds will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit the Funds' ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by the Funds and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at November 30, 2025 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2025, the Funds entered into swap agreements to invest outside the U.S. more efficiently and to hedge positions within the U.S.

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

Fair Value and Activity of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty on the Statements of Assets and Liabilities. The fair value of derivative instruments for the Funds as of November 30, 2025, was as follows:

Merger Arbitrage ETF

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$387,320	Unrealized depreciation on forward foreign currency exchange contracts	$65,576
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	169,293	Unrealized depreciation on swap contracts	304,368
		$556,613		$369,944

Event-Driven ETF

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$9,135	Unrealized depreciation on forward foreign currency exchange contracts	$2,678
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	48,565	Unrealized depreciation on swap contracts	16,688
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	1,505		—
Equity Contracts (written option contracts)		—	Written options, at value	5,730
		$59,205		$25,096

The effect of derivative instruments on the Funds' Statements of Operations for the six months ended November 30, 2025, was as follows:

Merger Arbitrage ETF

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$(729,621)	$933,571
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(1,303,150)	(333,732)
		$(2,032,771)	$599,839

Event-Driven ETF

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$(12,071)	$17,604
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(22,700)	(51,085)
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(14,914)	5,487

Semi-Annual Report | November 30, 2025

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	$30,066	$12,667
		$(19,619)	$(15,327)

Volume of derivative instruments held by the Funds during the six months ended November 30, 2025, was as follows:

Merger Arbitrage ETF

Derivative Type	Unit of Measurement	Monthly Average
Swap Contracts	Notional Quantity	$15,326,641
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(13,183,654)

Event-Driven ETF

Derivative Type	Unit of Measurement	Monthly Average
Swap Contracts	Notional Quantity	$1,405,484
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(362,439)
Purchased Option Contracts	Contracts	44
Written Option Contracts	Contracts	(72)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The Funds held financial instruments such as equity swaps that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2025. All other derivative contracts held by the Funds were not subject to netting agreements.

The following tables present financial instruments held by the Funds that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2025:

Merger Arbitrage ETF

	Gross	Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$169,293	$(169,293)	$—	$—	$—	$—
Total	$169,293	$(169,293)	$—	$—	$—	$—
	Gross	Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Liabilities	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$304,368	$(169,293)	$135,075	$(135,075)	$—	$—
Total	$304,368	$(169,293)	$135,075	$(135,075)	$—	$—

Event-Driven ETF

	Gross Gross	Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$48,565	$(16,688)	$31,877	$(31,877)	$—	$—
Total	$48,565	$(16,688)	$31,877	$(31,877)	$—	$—

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

	Gross	Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Liabilities	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$16,688	$(16,688)	$—	$—	$—	$—
Total	$16,688	$(16,688)	$—	$—	$—	$—

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, if any, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Distributions from real estate investment trusts ("REITs") may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes when information is not available.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Funds.

Cash — The Funds may invest a portion of their assets in cash or cash items. These cash items and other high-quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers' acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments. As of November 30, 2025, cash held by the Funds represented cash held at a third-party custodian.

Federal Income Tax — It is the Funds' policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the six months ended November 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the six months ended November 30, 2025. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2025, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Merger Arbitrage ETF	Event-Driven ETF
Purchases	$203,148,102	$13,935,918
Sales and Maturities	177,723,509	14,818,797

4. IN-KIND TRANSACTIONS

The consideration for the purchase of Creation Units of the Funds often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities held in each Fund's investment portfolio and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the Funds that will offset the transaction costs to the Funds of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the Funds. From time to time, the Adviser may cover the cost of any transaction fees when believed to be in the best interests of the Funds.

The in-kind transaction activity for the period ended November 30, 2025 was $30,561,302 and $2,732,836 of in-kind purchases of securities and $25,758,570 and $0 of in-kind sales of securities for the Merger Arbitrage ETF and Event-Driven ETF, respectively. The realized gain (loss) for the period ended November 30, 2025 of in-kind sales of securities was $1,300,233 and $0 for the Merger Arbitrage ETF and Event-Driven ETF, respectively.

5. ADVISORY FEES

Investment Advisory Agreement

The Funds' investments are managed by the Adviser according to the terms of Investment Advisory Agreement. Under the Investment Advisory Agreement between the Adviser and the Funds, each Fund pays the Adviser an annual advisory fee based on its average daily net assets for the services and facilities the Adviser provides, payable at the annual rates set forth below:

Fund	Advisory Fee
Merger Arbitrage ETF	0.75%
Event-Driven ETF	1.25%

The Adviser agrees to pay all expenses of the Trust, except for the (i) the compensation payable to the Adviser under the Investment Advisory Agreement, (ii) payments under a Fund's Rule 12b-1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses,

Semi-Annual Report | November 30, 2025

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

(v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be party and indemnification of the trustees and officers with respect thereto).

The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses of the Merger Arbitrage ETF in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. Effective September 30, 2022, the Adviser voluntarily agreed to reduce the advisory fee for the Merger Arbitrage ETF to 0.55% of the Fund's average daily net assets when the Fund's assets are under $100 million, and to reduce the advisory fee to 0.65% of the Fund's average daily net assets when the Fund's assets are $100 million or more but less than $200 million. Under the voluntary agreement, no waiver will apply once the Fund's net assets reach $200 million. This voluntary arrangement may be eliminated by the Adviser at any time.

The Advisory Agreement provides that it may be terminated at any time, without the payment of any penalty by the Board or by a majority of the outstanding Shares on 60 days' written notice to the Adviser, and by the Adviser upon 60 days' written notice to the Funds. The Advisory Agreement automatically terminates if it is assigned.

6. ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR

State Street Bank and Trust Company ("State Street") serves as Administrator for the Trust pursuant to an administration agreement ("Administration Agreement"). Under the Administration Agreement, State Street is responsible for certain administrative services associated with day-to-day operations of each Fund. State Street also serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement"). As Custodian, State Street holds the Funds' assets and, as Fund Accounting Agent, calculates the net asset value of the Funds. State Street acts as a transfer agent for the Funds' authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly to State Street by the Adviser.

Foreside Financial Services, LLC (the "Distributor") serves as the Funds' distributor pursuant to a distribution agreement. The Adviser has agreed to compensate the Distributor to the extent that the Funds are not authorized to so compensate the Distributor.

7. RELATED PARTIES

As of November 30, 2025, the officers of the Trust were also employees of the Adviser.

8. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2025 (Unaudited)		Year Ended May 31, 2025
Merger Arbitrage ETF	Shares	Value	Shares	Value
Proceeds from shares sold	1,250,000	$36,059,544	1,950,000	$54,556,586
Payments for shares redeemed	(930,000)	(26,805,843)	(1,530,000)	(42,719,975)
Net increase	320,000	$9,253,701	420,000	$11,836,611
	Six Months Ended November 30, 2025 (Unaudited)		Year Ended May 31, 2025
Event-Driven ETF	Shares	Value	Shares	Value
Proceeds from shares sold	280,000	$3,297,144	90,000	$1,006,826
Payments for shares redeemed	—	—	(80,000)	(892,462)
Net increase	280,000	$3,297,144	10,000	$114,364

9. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

www.altsharesetfs.com | 1-855-955-1607

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

10. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund's intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds' financial statements and income tax reporting requirements are primarily attributable to utilization of earnings and profits on shareholder redemptions and redemptions in kind. These have no effect on the Funds' net assets or net asset value per share.

Fund	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Merger Arbitrage ETF	$(3,376,075)	$3,376,075
Event-Driven ETF	(88,871)	88,871

The tax character of dividends and distributions declared and paid during the years ended May 31, 2025 and May 31, 2024 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Merger Arbitrage ETF	5/31/2025	$897,830	$—	$897,830
	5/31/2024	—	—	—
Event-Driven ETF	5/31/2025	$34,793	$—	$34,793
	5/31/2024	18,643	—	18,643

*  The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

As of May 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Merger Arbitrage ETF	Event-Driven ETF
Undistributed ordinary income	$—	$161,924
Accumulated capital gains/losses	—	—
Unrealized appreciation/(depreciation)	625,236	24,794
Capital loss carryover and late year ordinary loss deferrals	(1,517,297)	(322)
Other Temporary Differences	—	—
Total distributable earnings (accumulated loss)	$(892,061)	$186,396

As of November 30, 2025, the cost and aggregate gross unrealized appreciation/(depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Aggregate Cost of Investments for Income Tax Purposes
Merger Arbitrage ETF	$2,791,440	$2,112,463	$678,977	$78,326,629
Event-Driven ETF	232,847	76,861	155,986	7,858,011

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to wash sales, straddle loss deferrals, partnership basis adjustments, premium amortization, and forward contracts mark to market.

Capital Losses

As of May 31, 2025, the Merger Arbitrage ETF and the Event-Driven ETF had deferred capital loss carryforwards of $978,742 and $0, respectively, which may reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The Merger Arbitrage ETF and the Event-Driven ETF utilized $49,470 and $14,531, respectively, of capital loss carryforwards during the year ended May 31, 2025.

Late Year Losses

Under current tax rules, regulated investment companies can elect to treat certain lateyear ordinary losses incurred and post October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Merger Arbitrage ETF elected to defer late year losses of $526,216 as of the year ending May 31, 2025.

Semi-Annual Report | November 30, 2025

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

12. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures ("ASU 2023-09"). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Management is currently assessing the impact this ASU will have on the Funds' financial statements as well as the method by which the new standard will be adopted. The Adviser does not expect the guidance to have a material impact to the financial statements.

13. OPERATING SEGMENTS

The Funds have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Funds' financial positions or results of operations. Each Fund operates as a single operating segment, which is an investment portfolio. The Adviser's Co-Chief Investment Officers together serve as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

14. SUBSEQUENT EVENTS

The Trust will hold a special meeting of its shareholders on Tuesday, February 3, 2026 at 1:00 p.m., Eastern time. At the meeting, shareholders will be asked to vote on the election of six trustees of the Trust and such other matters as may properly come before the meeting. Three of the six trustee candidates currently serve on the Board of Trustees. Only shareholders of record at the close of business on Tuesday, December 9, 2025, the record date set for the meeting by the Board of Trustees, have the right to notice of and the right to vote at the meeting or any adjournment or postponement thereof.

www.altsharesetfs.com | 1-855-955-1607

AltShares Trust ETF Funds  Other Information

November 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants for Open-end Management Investment Companies (Item 8 of Form N-CSR)

Not applicable.

Proxy Disclosures for Open-end Management Investment Companies (Item 9 of Form N-CSR)

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-end Management Investment Companies (Item 10 of Form N-CSR)

Each Board member serves as a Board member of each Fund within AltShares Trust. The Board members are not compensated directly by the Funds. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by each Fund.

Statement Regarding the Basis for the Board's Approval of Investment Advisory Contract (Item 11 of Form N-CSR)

Not applicable.

Semi-Annual Report | November 30, 2025

AltShares Trust

AltShares Merger Arbitrage ETF

AltShares Event-Driven ETF

1 855-955-1607

www.altsharesetfs.com

Adviser

Water Island Capital, LLC

104 Fifth Avenue, 9th Floor

New York, NY 10011

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Transfer Agent

State Street Bank and

Trust Company

One Congress Building,

One Congress Street, Suite 1

Boston, MA 02114-2016

Custodian

State Street Bank and

Trust Company

One Congress Building,

One Congress Street, Suite 1

Boston, MA 02114-2016

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See disclosure under the heading “Other Information” under Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See disclosure under the heading “Other Information” under Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See disclosure under the heading “Other Information” under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to semi-annual report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment

Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTSHARES TRUST

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 5, 2026

By:	/s/ Jonathon Hickey
Jonathon Hickey
Chief Financial Officer (Principal Financial Officer)

Date:	February 5, 2026